Goodwill and Other Assets	12 Months Ended
Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Goodwill and Other Assets	13. GOODWILL AND OTHER ASSETS

Other assets consist of:

	December 31, 2021	December 31, 2020
Goodwill	$2,775	$2,775
Other assets	1,124	1,396
	$3,899	$4,171